Significant Accounting Policies Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Vessels Scrap Value Per Lightweight Ton	0.39	0.3
Change In Accounting Estimate Financial Effect			The effect of this change in accounting estimate, which did not require retrospective application as per ASC 250 "Accounting Changes and Error Corrections" was to decrease net loss for the year ended December 31, 2012 by $929 or $0.02 per weighted average number of share, both basic and diluted.
Change In Accounting Estimate Effect On Depreciation			$ 3,787
Allowance for doubtful accounts receivable	$ 0		$ 0	$ 0
Crude and Product Oil Carriers
Useful Lives			25
LNG Carrier
Useful Lives			40